Borrowing And Financing - Schedule of Debt Breakdown Per Index (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 18,226,749	R$ 16,449,906
Fixed rate
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 9,078,998	8,562,117
Fixed rate | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.75%
Fixed rate | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	10.00%
CDI
Disclosure of detailed information about borrowings [line items]
Interest Rate Description	80% CDI
Borrowings	R$ 4,694,687	3,949,639
TJLP
Disclosure of detailed information about borrowings [line items]
Interest Rate Description	2.95% p.a. + TJLP
Borrowings	R$ 3,945,972	3,614,820
TR
Disclosure of detailed information about borrowings [line items]
Index/Rate	0.00%
Borrowings	R$ 22,662	14,430
Other
Disclosure of detailed information about borrowings [line items]
Index/Rate	0.00%
Borrowings	R$ 484,430	R$ 308,900